Financial Instruments	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Financial Instruments
39.	Financial Instruments

39A.	Accounting policy

i)	Recognition
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
Financial instruments are recognized on the balance sheet when the Company becomes a party to the contractual provisions of the instrument.
Initial measurement
Initially, a financial instrument is recognised at its fair value. Transaction costs directly attributable to the acquisition or issue of financial instruments are recognised in determining the carrying amount, if it is not classified as at fair value through profit or loss. Transaction costs of financial instruments carried at fair value through profit or loss are expensed in profit or loss.

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Subsequently, financial instruments are measured according to the category in which they are classified.
Classification and measurement – financial assets
Classification of financial assets is based on the business model in which the instruments are held as well as the characteristics of their contractual cash flows. The business model is based on management’s intention and past pattern of transactions. Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest. The Company reclassifies financial assets when and only when its business model for managing those assets changes.
Financial assets are classified into three categories
Financial assets at amortized cost:
Financial assets having contractual terms that give rise on specified dates, to cash flows that are solely payments of principal and interest on the principal outstanding and that are held within a business model whose objective is to hold such assets in order to collect such contractual cash flows, are classified in this category. Subsequently, these are measured at amortized cost using the effective interest method less any impairment losses.
Financial assets at fair value through other comprehensive income (Equity instruments):
These include financial assets that are equity instruments and are designated as such upon initial recognition irrevocably. Subsequently, these are measured at fair value and changes therein are recognized directly in other comprehensive income, net of applicable income taxes. When the equity investment is derecognized, the cumulative gain or loss in equity is transferred to retained earnings.
Dividends from these equity investments are recognized in the consolidated income statement when the right to receive payment has been established.
Financial assets at fair value through other comprehensive income (Debt instruments):
Financial assets having contractual terms that give rise on specified dates, to cash flows that are solely payments of principal and interest on the principal outstanding and that are held within a business model whose objective is to hold such assets in order to collect such contractual cash flows as well as to sell the financial asset, are classified in this category. Subsequently, these are measured at fair value, with unrealised gains or losses being recognised in other comprehensive income apart from any expected credit losses or foreign exchange gains or losses, which are recognised in profit or loss.
Financial assets at fair value through profit and loss:
Financial assets are measured at fair value through profit or loss unless it is measured at amortized cost or at fair value through other comprehensive income on initial recognition. The transaction costs directly attributable to the acquisition are recognized in profit or loss. These also include certain equity instruments that are designated as such upon initial recognition irrevocably.
Derivatives which are not designated as hedging instruments are recognized at fair value through profit or loss.
Classification and measurement – financial liabilities: Financial liabilities are classified as subsequently measured at amortised cost unless they meet the specific criteria to be recognised at fair value through profit or loss.
Other financial liabilities are measured at amortised cost using the effective interest method. Subsequent to initial recognition, these are measured at fair value with gains or losses being recognised in profit or loss.
Financial guarantee contracts: These are initially measured at their fair values and, are subsequently measured at the higher of the amount of loss allowance determined or the amount initially recognized less, the cumulative amount of income recognized.
Equity instruments:
An equity instrument is any contract that evidence residual interests in the assets of the Company after deducting all of its liabilities. Equity instruments issued by the Company are recorded at the proceeds received, net of direct issue costs.

ii)	Determination of fair value:
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique.
The fair value of a financial instrument on initial recognition is normally the transaction price (fair value of the consideration given or received).
In estimating the fair value of an asset or liability, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

iii)	Derecognition of financial assets and financial liabilities:
The Company derecognizes a financial asset only when the contractual rights to the cash flows from the asset expires or it transfers the financial asset and substantially all the risk and rewards of ownership of the asset to another entity. If the Company neither transfers nor retains substantially all the risks and rewards of the ownership and continues to control the transferred asset, the Company recognizes its retained interest in the asset and an associated liability for the amounts it may have to pay. If the Company retains substantially all the risks and rewards of ownership of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received. Any gain or loss arising on derecognition is recognised in profit or loss. When a financial instrument is derecognized, the cumulative gain or loss in equity (if any) is transferred to the consolidated income statement unless it was an equity instrument electively held at fair value through other comprehensive income. In this case, any cumulative gain or loss in equity is transferred to retained earnings. Financial assets are written off when there is no reasonable expectation of recovery. The Company reviews the facts and circumstances around each asset before making a determination. Financial assets that are written off could still be subject to enforcement activities.
Financial liabilities are derecognized when these are extinguished, that is when the obligation is discharged, cancelled or has expired.
Disclosures on financial instruments

39B.	This section gives an overview of the significance of financial instruments for the Company and provides additional information on balance sheet items that contain financial instruments.
Financial assets and liabilities
The following table presents the carrying amounts and fair value of each category of financial assets and liabilities as at March 31, 2022.

(a) Financial assets	Cash and other financial assets at amortized cost		Non-Derivative Financial assets at fair value		Derivatives other than in hedging relationship (at fair value through profit or loss)		Derivatives in hedging relationship (at fair value)		Total carrying value		Total fair value		Total carrying value		Total fair value

	(In millions)
Cash and cash equivalents	Rs.	381,590.1	Rs.	—	Rs.	—	Rs.	—	Rs.	381,590.1	Rs.	381,590.1	US$	5,034.7	US$	5,034.7
Short-term deposits		20,375.8		—		—		—		20,375.8		20,375.8		268.8		268.8
Finance receivables		191,409.2		140,902.9		—		—		332,312.1		334,954.9		4,384.5		4,419.4
Trade receivables		124,421.2		—		—		—		124,421.2		124,421.2		1,641.6		1,641.6
Other investments – non-current		5,426.1		17,783.1		—		—		23,209.2		23,209.2		306.2		306.2
Other investments – current		169,051.0		58,041.2		—		—		227,092.2		227,092.2		2,996.2		2,996.2
Other financial assets – current		40,258.6		—		13,334.3		5,850.6		59,443.5		59,443.5		784.3		784.3
Other financial assets – non-current		40,052.5		—		12,229.9		7,946.0		60,228.4		60,228.4		794.6		794.6

Total	Rs.	972,584.5	Rs.	216,727.2	Rs.	25,564.2	Rs.	13,796.6	Rs.	1,228,672.5	Rs.	1,231,315.3	US$	16,210.9	US$	16,245.8

Financial liabilities	Other financial liabilities (at amortized cost)		Derivatives other than in hedging relationship (at fair value)		Derivatives in hedging relationship (at fair value)		Total carrying value		Total fair value		Total carrying value		Total fair value

	(In millions)
Accounts payable	Rs.	649,452.8	Rs.	—	Rs.	—	Rs.	649,452.8	Rs.	649,452.8	US$	8,568.8	US$	8,568.8
Acceptances		97,799.5		—		—		97,799.5		97,799.5		1,290.4		1,290.4
Short-term debt (excluding current portion of long-term debt)		173,783.7		—		—		173,783.7		173,783.7		2,292.9		2,292.9
Long-term debt (including current portion of long-term debt) (refer note below)		1,222,878.4		—		—		1,222,878.4		1,223,740.8		16,134.6		16,145.9
Other financial liabilities – current		58,115.2		3,060.0		41,374.2		102,549.4		102,549.4		1,353.0		1,353.0
Other financial liabilities – non-current		78,813.2		5,297.4		28,858.0		112,968.6		115,880.1		1,490.5		1,528.9

Total	Rs.	2,280,842.8	Rs.	8,357.4	Rs.	70,232.2	Rs.	2,359,432.4	Rs.	2,363,206.3	US$	31,130.2	US$	31,179.9

Note:
1
Includes Rs. 74,735.6 million designated as hedged item in fair value hedge relationship. This includes a loss of Rs. 6,780.5 million on account of fair value changes attributable to the hedged interest rate risk.

2	Includes Rs. 91,833 million (GBP 924 million) designated as hedging instruments in net investment hedge relationship.
The following table presents the carrying amounts and fair value of each category of financial assets and liabilities as at March 31, 2021.

Financial assets	Cash and other financial assets at amortized cost		Non-Derivative Financial assets at fair value		Derivatives other than in hedging relationship (at fair value through profit or loss)		Derivatives in hedging relationship (at fair value)		Total carrying value		Total fair value
	(In millions)
Cash and cash equivalents	Rs.	317,000.1	Rs.	—	Rs.	—	Rs.	—	Rs.	317,000.1	Rs.	317,000.1
Short-term deposits		143,460.0		—		—		—		143,460.0		143,460.0
Finance receivables		267,260.2		79,888.9		—		—		347,149.1		350,497.7
Trade receivables		126,790.8		—		—		—		126,790.8		126,790.8
Other investments – non-current		—		13,683.0		—		—		13,683.0		13,683.0
Other investments – current		160,788.4		29,723.4		—		—		190,511.8		190,511.8
Other financial assets -current		49,187.4		—		7,598.8		20,915.4		77,701.6		77,701.6
Other financial assets- non-current		37,573.5		—		6,375.2		26,237.0		70,185.7		70,185.7

Total	Rs.	1,102,060.4	Rs.	123,295.3	Rs.	13,974.0	Rs.	47,152.4	Rs.	1,286,482.1	Rs.	1,289,830.7

Financial liabilities	Other financial liabilities (at amortized cost)		Derivatives other than in hedging relationship (at fair value)		Derivatives in hedging relationship (at fair value)		Total carrying value		Total fair value
	(In millions)
Accounts payable	Rs.	739,739.6	Rs.	—	Rs.	—	Rs.	739,739.6	Rs.	739,739.6
Acceptances		78,603.1		—		—		78,603.1		78,603.1
Short-term debt (excluding current portion of long-term debt)		216,627.9		—		—		216,627.9		216,627.9
Long-term debt (including current portion of long-term debt) (refer note below)		1,142,309.2		—		—		1,142,309.2		1,093,175.6
Other financial liabilities – current		63,256.1		6,866.4		17,335.4		87,457.9		87,457.9
Other financial liabilities – non-current		59,089.8		7,635.2		12,959.1		79,684.1		86,420.3

Total	Rs.	2,299,625.7	Rs.	14,501.6	Rs.	30,294.5	Rs.	2,344,421.8	Rs.	2,302,024.4

1
Includes Rs. 79,000.2 million designated as hedged item in fair value hedge relationship. This includes a loss of Rs. 100.8 million on account of fair value changes attributable to the hedged interest rate risk.

2	Includes Rs. 62,978.4 million (GBP 625 million) designated as hedging instruments in net investment hedge relationship.
Fair Value Hierarchy
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Level 1 to Level 3, as described below.
Quoted prices in an active market (Level 1): This level of hierarchy includes financial instruments that are measured by reference to quoted prices (unadjusted) in active markets for identical assets or liabilities. This category consists quoted equity shares, quoted corporate debt instruments and mutual fund investments.
Valuation techniques with observable inputs (Level 2): This level of hierarchy includes financial assets and liabilities, measured using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices). This level of hierarchy includes Company’s over-the-counter (OTC) derivative contracts.
Valuation techniques with significant unobservable inputs (Level 3): This level of hierarchy includes financial assets and liabilities measured using inputs that are not based on observable market data (unobservable inputs). Fair values are determined in whole or in part, using a valuation model based on assumptions that are neither supported by prices from observable current market transactions in the same instrument nor based on available market data. The main items in this category are unquoted financial assets, measured at fair value.

	As at March 31, 2022
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets measured at fair value
Investments	Rs.	65,555.3	Rs.	—	Rs.	10,269.0	Rs.	75,824.3
Derivative assets		—		39,360.8		—		39,360.8
Finance receivables		—		—		140,902.9		140,902.9

Total	Rs.	65,555.3	Rs.	39,360.8	Rs.	151,171.9	Rs.	256,088.0

	US$	864.9	US$	519.3	US$	1,994.5	US$	3,378.7

Financial liabilities measured at fair value
Derivative liabilities	Rs.	—	Rs.	78,589.6	Rs.	—	Rs.	78,589.6
Financial Liabilities		—		12,500.0		—		12,500.0

Total	Rs.	—	Rs.	91,089.6	Rs.	—	Rs.	91,089.6

	US$	—	US$	1,201.8	US$	—	US$	1,201.8

Costs of certain unquoted equity instruments have been considered as an appropriate estimate of fair value because these investments are subject to a wide range of possible fair value measurements and cost represents the best estimate of fair value within that range. These investments in equity instruments are not held for trading. Instead, they are held for medium or long-term strategic purpose. Upon the application of IFRS 9, the Company has chosen to designate these investments in equity instruments as at FVOCI as the management believe that this provides a more meaningful presentation for medium or long-term strategic investments, than reflecting changes in fair value in profit or loss.
Fair values of forward derivatives and commodity swap contracts are estimated by discounting expected future contractual cash flows using prevailing market interest rate curves. Option contracts are fair valued using standard options pricing methodology, based on prevailing market interest rates and volat il
ity.

Reconciliation of financial assets measured at fair value using significant unobservable inputs (Level 3)	For the year ended March 31,
	2022		2022		2021
Balance at the beginning	US$	1,168.7	Rs.	88,578.0	Rs.	44,313.8
Originated or purchased during the period		1,344.3		101,887.9		61,529.3
Interest accrued on loans measured at FVOCI		5.3		398.8		177.1
Disposals during the period		(537.6)		(40,748.7)		(19,762.0)
Loan loss provision recognised		(18.3)		(1,383.9)		—
Fair value changes recognized through OCI		28.0		2,122.0		2,411.7
Fair value changes recognized through P & L		2.8		209.1		(83.4)
Foreign exchange translation difference		1.4		108.7		(8.5)

Balance at the end	US$	1,994.6	Rs.	151,171.9	Rs.	88,578.0

	As at March 31, 2021
	Level 1		Level 2		Level 3		Total

	(In millions)
Financial assets measured at fair value
Investments	Rs.	34,715.5	Rs.	—	Rs.	8,689.1	Rs.	43,404.6
Derivative assets		—		61,126.4		—		61,126.4
Finance receivables		—		—		79,888.9		79,888.9

Total	Rs.	34,715.5	Rs.	61,126.4	Rs.	88,578.0	Rs.	184,419.9

Financial liabilities measured at fair value
Derivative liabilities	Rs.	—	Rs.	44,796.1	Rs.	—	Rs.	44,796.1

Total	Rs.	—	Rs.	44,796.1	Rs.	—	Rs.	44,796.1

There have been no transfers between level 1, level 2 and level 3 for the year ended March 31, 2022 and 2021.
The following table provides an analysis of fair value of financial instruments that are not measured at fair value on recurring basis, grouped into Level 1 to Level 3 categories

	As at March 31, 2022
	Level 1		Level 2		Level 3		Total

	(In millions)
Financial assets not measured at fair value
Finance receivables		—		—		194,052.0		194,052.0
Other investments		174,477.1		—		—		174,477.1

Total	Rs.	174,477.1	Rs.	—	Rs.	194,052.0	Rs.	368,529.1

	US$	2,302.0	US$	—	US$	2,560.3	US$	4,862.3

Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)		—		173,783.8		—		173,783.8
Long-term debt (including current portion of long-term debt)		571,882.4		651,858.4		—		1,223,740.8

Total	Rs.	571,882.4	Rs.	825,642.2	Rs.	—	Rs.	1,397,524.6

	US$	7,545.4	US$	10,893.6	US$	—	US$	18,439.0

	As at March 31, 2021
	Level 1		Level 2		Level 3		Total

	(In millions)
Financial assets not measured at fair value
Finance receivables		—		—		270,608.8		270,608.8
Other investments		160,788.4		—		—		160,788.4

Total	Rs.	160,788.4	Rs.	—	Rs.	270,608.8	Rs.	431,397.2

Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)		—		216,627.9		—		216,627.9
Long-term debt (including current portion of long-term debt)		547,498.3		545,677.3		—		1,093,175.6

Total	Rs.	547,498.3	Rs.	762,305.2	Rs.	—	Rs.	1,309,803.5

Other short-term financial assets and liabilities are stated at amortized cost which is approximately equal to their fair value.
The fair value of finance receivables has been estimated by discounting expected cash flows using rates at which loans of similar credit quality and maturity would be made and internal assumptions such as expected credit losses and estimated collateral value for repossessed vehicles as at March 31, 2022 and 2021. Since unobservable inputs are applied, finance receivables are classified in Level 3.
The fair value of borrowings which have a quoted market price in an active market is based on its market price and for other borrowings the fair value is estimated by discounting expected future cash flows, using a discount rate equivalent to the risk-free rate of return, adjusted for the credit spread considered by the lenders for instruments of similar maturity.
Management uses its best judgment in estimating the fair value of its financial instruments. However, there are inherent limitations in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates presented above are not necessarily indicative of all the amounts that the Company could have realized or paid in sale transactions as of respective dates. As such, the fair value of the financial instruments subsequent to the respective reporting dates may be different from the amounts reported at each year end.

Offsetting
Certain financial assets and financial liabilities are subject to offsetting where there is currently a legally enforceable right to set off recognized amounts and the Company intends to either settle on a net basis, or to realize the asset and settle the liability, simultaneously.
Certain derivative financial assets and financial liabilities are subject to master netting arrangements, whereby in the case of insolvency, derivative financial assets and financial liabilities will be settled on a net basis.
The following table discloses the amounts that have been offset, in arriving at the balance sheet presentation and the amounts that are available for offset only under certain conditions as at March 31, 2022:

	Gross amount recognized		Gross amount recognized as set off in the balance sheet		Net amount presented in the balance sheet		Amounts subject to an enforceable master netting arrangement				Net amount after offsetting
Financial assets							Financial instruments		Cash collateral (received/ pledged)

	(In millions)
Derivative financial instruments	Rs.	39,360.8	Rs.	—	Rs.	39,360.8	Rs.	(28,168.9)	Rs.	—	Rs.	11,191.9
Trade receivables		124,437.6		(16.4)		124,421.2		—		—		124,421.2
Cash and cash equivalents		397,299.0		(15,708.9)		381,590.1		—		—		381,590.1

Total	Rs.	561,097.4	Rs.	(15,725.3)	Rs.	545,372.1	Rs.	(28,168.9)	Rs.	—	Rs.	517,203.2

	US$	7,403.1	US$	(207.5)	US$	7,195.6	US$	(371.7)	US$	—	US$	6,823.9

Financial liabilities
Derivative financial instruments	Rs.	78,589.6	Rs.	—	Rs.	78,589.6	Rs.	(28,168.9)	Rs.	—	Rs.	50,420.7
Accounts payable		649,469.2		(16.4)		649,452.8		—		—		649,452.8
Loans from banks/financial institutions (short-term)		128,510.9		(15,708.9)		112,802.0		—		—		112,802.0

Total	Rs.	856,569.7	Rs.	(15,725.3)	Rs.	840,844.4	Rs.	(28,168.9)	Rs.	—	Rs.	812,675.5

	US$	11,301.5	US$	(207.5)	US$	11,094.0	US$	(371.7)	US$	—	US$	10,722.3

The following table discloses the amounts that have been offset in arriving at the balance sheet presentation and the amounts that are available for offset only under certain conditions as at March 31, 2021:

	Gross amount recognized		Gross amount recognized as set off in the balance sheet		Net amount presented in the balance sheet		Amounts subject to an enforceable master netting arrangement				Net amount after offsetting
Financial assets							Financial instruments		Cash collateral (received/ pledged)

	(In millions)
Derivative financial instruments	Rs.	61,126.4	Rs.	—	Rs.	61,126.4	Rs.	(36,793.4)	Rs.	—	Rs.	24,333.0
Trade receivables		128,821.6		(2,030.8)		126,790.8		—		—		126,790.8
Cash and cash equivalents		338,815.9		(21,815.8)		317,000.1		—		—		317,000.1

Total	Rs.	528,763.9	Rs.	(23,846.6)	Rs.	504,917.3	Rs.	(36,793.4)	Rs.	—	Rs.	468,123.9

Financial liabilities
Derivative financial instruments	Rs.	44,796.1	Rs.	—	Rs.	44,796.1	Rs.	(36,793.4)	Rs.	—	Rs.	8,002.7
Accounts payable		741,770.4		(2,030.8)		739,739.6		—		—		739,739.6
Loans from banks/financial institutions (short-term)		154,994.6		(21,815.8)		133,178.8		—		—		133,178.8

Total	Rs.	941,561.1	Rs.	(23,846.6)	Rs.	917,714.5	Rs.	(36,793.4)	Rs.	—	Rs.	880,921.1

(b)	Transfer of financial assets
The Company transfers finance receivables through securitization transactions and direct assignments. In such transactions the Company surrenders control over the receivables, though it continues to act as an agent for the collection of receivables. In most of these transactions, the Company also provides credit enhancements to the transferee.
Because of the existence of credit enhancements in such transactions, the Company continues to have the obligation to pay to the transferee, limited to the extent of credit enhancement, even if it does not collect the equivalent amounts from the original asset and continues to retain substantially all risks and rewards associated with the receivables, and hence, such transfer or assignment does not meet the derecognition criteria resulting into the transfer not being recorded as sale. Consequently, the proceeds received from the transfer are recorded as collateralized debt obligation.
Further the Company transfers certain trade receivables under the debt factoring arrangements. These do not qualify for derecognition, due to existence of the recourse arrangement. Consequently the proceeds received from transfer are recorded as loans from banks / financial institutions and classified under short-term borrowings.
The carrying amount of trade receivables and finance receivables transferred along with the associated liabilities is as follows:

	As at March 31,
	2022				2022					2021
Nature of Asset	Carrying amount of asset transferred		Carrying amount of associated liabilities		Carrying amount of asset transferred			Carrying amount of associated liabilities		Carrying amount of asset transferred			Carrying amount of associated liabilities

	(In millions)
Trade receivables	US$	4.2	US$	4.2	Rs.	318.0		Rs.	318.0	Rs.	2,383.5		Rs.	2,383.5
Finance receivables	US$	164.5	US$	155.9	Rs.	12,464.8	*	Rs.	11,817.2	Rs.	30,084.3	*	Rs.	29,721.6

*	Net of provision of Rs. 239.5 million and Rs. 534.9 million as at March 31, 2022 and 2021, respectively.

(c)	Cash flow hedges
Accounting policy
The Company uses foreign currency forward and option contracts to hedge its risks associated with foreign currency fluctuations relating to highly probable forecast transactions and future payments in foreign currency for certain outstanding liabilities denominated in foreign currencies. The Company designates these forward and option contracts in a cash flow hedging relationship by applying hedge accounting principles. The Group also uses interest rate swaps to hedge its variability in cash flows from interest payments arising from floating rate liabilities i.e. when interests are paid according to benchmark market interest rates.
Derivative contracts are stated at fair value on the consolidated balance sheet at each reporting date.
At inception of the hedge relationship, the Company documents the economic relationship between the hedging instrument and the hedged item, including whether changes in the cash flows of the hedging instrument are expected to offset changes in the cash flows of the hedged item. The Company documents its risk management objective and strategy for undertaking its hedging transactions. The Company designates only the intrinsic value of foreign exchange options in the hedging relationship. The Company designates amounts excluding foreign currency basis spread in the hedging relationship for both foreign exchange forward contracts and cross-currency interest rate swaps. Changes in the fair value of the derivative contracts that are designated and effective as hedges of future cash flows are recognised in the cash flow hedge reserve within other comprehensive income (net of tax), and any ineffective portion is recognised immediately in the consolidated income statement.
Amounts accumulated in equity are reclassified to the consolidated income statements in the periods in which the forecasted transaction occurs. Forward element and time value of forwards and options are not considered as part of the hedge. These are treated as cost of hedge and the changes in fair value attributable to time value is recognized in the other comprehensive income along with the changes in fair value determined to be effective portion of the hedge. For hedges of forecast transactions, time value of options and forward element on forward contracts are considered as cost of transaction related hedge and accordingly any changes in their fair value is recognized in other comprehensive income and subsequently reclassified to consolidated income statement when the forecast transaction affects the consolidated income statement or recognized in the carrying value of asset when the forecasted transaction is for purchase of an asset.
Effective portion of fair value changes in forward contracts and options designated as hedges against foreign currency fluctuations arising on certain liabilities denominated in foreign currency are recognized in other comprehensive income and reclassified to consolidated income statement when the underlying liabilities affect the consolidated income statement. The time value of options and forward element of forward contracts designated as hedges of underlying foreign currency liabilities are considered as cost of time period related hedged item and accordingly amortized and recognized in the consolidated income statement over the tenure of the contract.
The Company also uses interest rate swaps to hedge its variability in cash flows from interest payments arising from floating rate liabilities i.e. when interests are paid according to benchmark market interest rates. Effective portion of fair value changes on such interest rate swaps are recognized in other comprehensive income and accumulated in hedge reserve and reclassified to consolidated income statement when the hedged risk affects the consolidated income statement.
Any ineffective portion of the fair value changes of hedging instruments are recognized in the consolidated income statement.
The Company has designated certain non-derivative financial instrument (i.e. foreign currency borrowings) to hedge foreign currency risk attached to its net investment in foreign operation. Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on non-derivative financial instruments relating to the effective portion of the hedge is recognised in other comprehensive income and accumulated in the foreign currency translation reserve. The gain or loss relating to the ineffective portion is recognised immediately in consolidated income statement.
Hedge accounting is discontinued when the hedging instrument expires or is sold, terminated, or exercised, or no longer qualifies for hedge accounting. Amounts accumulated in equity are reclassified to the consolidated income statement in the periods in which the forecast transactions affect profit or loss or as an adjustment to a non-financial item (e.g. inventory) when that item is recognised on the balance sheet. These deferred amounts are ultimately recognised in consolidated income statement as the hedged item affects profit or loss (for example through cost of goods sold).
For forecast transactions, any cumulative gain or loss on the hedging instrument recognized in equity is retained there until the forecast transaction occurs. If the forecast transaction is no longer expected to occur, the net cumulative gain or loss recognized in equity is immediately transferred to the consolidated income statement for the year.

The Company has designated a number of financial instruments in hedging relationship. The Company uses foreign currency forward and option contracts, cross currency interest rate swaps and other currency options to hedge changes in future cash flows as a result of foreign currency and interest rate risk arising from forecasted sales and purchases and repayment of foreign currency bonds. The Company has also designated some of its U.S. dollar denominated bonds as hedging instruments in a cash flow hedging relationship to hedge the changes in future cash flows as a result of foreign currency risk arrising from future anticipated sales
The Company also has a number of foreign currency options and other currency options, which are entered into as an economic hedge of the financial risks of the Company. These contracts do not meet the hedge accounting criteria , hence the change in fair value of these derivatives are recognized in the income statement.
Options are designated on spot discounted basis. The time value of options are identified as cost of hedge. Changes in the time value of options are recognized in cost of hedge reserve to the extent they relate to the hedged item. Changes in the spot intrinsic value of options is recognized in hedge reserve. Changes in fair value arising from own and counterparty credit risk in options and forward exchange contracts are considered ineffective in the hedge relationship and thus the change in fair value of options & forward exchange contracts attributable to changes in credit spread are recognized in the consolidated income statement. Cross currency basis spread was historically included in the hedging relationship. Cross currency basis spread arising from forward exchange contarcts is identified as cost of hedge and accordignly changes in fair value attributable to this is recognized in cost of hedge reserve to the extent they relate to the hedged item.
Changes in fair value of foreign currency derivative and bonds, to the extent determined to be an effective hedge, is recognized in other comprehensive income and the ineffective portion of the fair value change is recognized in the consolidated income statement. The fair value gain/losses recorded in hedge reserve and cost of hedge reserve is recognized in the consolidated income statement when the forecasted transactions affects profit or loss. The accumulated gain/losses in hedge reserve and cost of hedge reserve are expected to be recognized in the consolidated income statement during the years ending March 31, 2021 to 2025.
It is anticipated that the hedged sales will take place over the next one to five years, at which time the amount deferred in equity will be reclassified to revenue in the consolidated income statement.
It is anticipated that the hedged purchases will take place over the next one to five years, at which time the amount deferred in equity will be included in the carrying amount of the raw materials. On sale of the finished product, the amount previously deferred in equity and subsequently recognised in inventory will be reclassified to raw materials, components, and consumables in the consolidated income statement .
In light of the impact of COVID-19 on forecast exposures, the Company reassessed existing hedging relationships and released amounts deferred in equity to consolidated income statement
where appropriate.

	Year ended March 31,
	2022		2022	2021	2020

	(In millions)
Fair value gain/(loss) on foreign currency derivative contracts recognized in Hedging reserve	US$	(1,039.4)	Rs.(78,778.3)	Rs.65,674.3	Rs.(23,993.3)
Fair value gain/(loss) on foreign currency bonds recognized in Hedging reserve		(50.5)	(3,824.1)	(21,527.6)	(618.3)
Fair value gain/(loss) on cross currency interest rate swaps entered for cash flow hedges of repayment of foreign currency denominated borrowings recognized in Hedging reserve		(0.7)	(52.5)	294.1	(818.9)
Fair value gain/(loss) on interest rate swaps entered for cash flow hedges of payment of interest on borrowings that are benchmarked to libor		—	—	(192.1)	(152.89)

Gain/(loss) recognized in other comprehensive income during the year	US$	(1,090.6)	Rs.(82,654.9)	Rs.44,248.7	Rs.(25,583.4)

Gain/(loss) reclassified from Hedging reserve and recognized in ‘Revenue’ in the income statement on occurance of forecast sales	US$	100.6	Rs.7,626.5	Rs.(10,540.1)	Rs.(50,511.8)
Gain/(loss) reclassified out of Hedging reserve and recorded in ‘Raw materials, components and consumables’ in the income statement when forecast purchases affect income statement		—	—	(1,533.3)	—
Gain/(loss) reclassified from Hedging reserve and recognized in ‘Foreign exchange (gain)/loss (net)’ in the income statement for the case where on account of forecasted transactions are no longer expected to occur		13.9	1,051.0	3,320.1	147.8
Gain/(loss) reclassified from cost of Hedge reserve and recognized in ‘Foreign exchange (gain)/loss (net)’ in the income statement for the case where on account of forecasted transactions are no longer expected to occur		—	(0.5)	—	—
Gain/(loss) reclassified from Hedging reserve and recognized in ‘Foreign exchange (gain)/loss (net)’ in the income statement for repayment of foreign currency denominated borrowings		(7.7)	(583.9)	(1,448.0)	1,203.5

Gain/(loss) reclassified from other comprehensive income to the consolidated income statement	US$	106.8	Rs.8,093.1	Rs.(10,201.3)	Rs.(49,160.5)

(d)	Financial risk management
In the course of its business, the Company is exposed primarily to fluctuations in foreign currency exchange rates, interest rates, equity prices, liquidity and credit risk, which may adversely impact the fair value of its financial instruments.
The Company has a risk management policy which not only covers the foreign exchange risks but also other risks associated with the financial assets and liabilities such as interest rate risks and credit risks. The risk management policy is approved by the board of directors. The risk management framework aims to:

•	Create a stable business planning environment by reducing the impact of currency and interest rate fluctuations on the Company’s business plan.

•	Achieve greater predictability to earnings by determining the financial value of the expected earnings in advance.
(i) Market risk
Market risk is the risk of any loss in future earnings, in realizable fair values or in future cash flows that may result from a change in the price of a financial instrument. The value of a financial instrument may change as a result of changes in the interest rates, foreign currency exchange rates, equity price fluctuations, liquidity and other market changes. Future specific market movements cannot be normally predicted with reasonable accuracy
(i) – (a) Foreign currency exchange rate risk:
The fluctuation in foreign currency exchange rates may have potential impact on the consolidated income statement, consolidated statement of comprehensive income ,consolidated balance sheet, consolidated statement of changes in equity and cosolidated statement of cash flows, where any transaction references more than one currency or where assets/liabilities are denominated in a currency other than the functional currency of the respective consolidated entities.
Considering the countries and economic environment in which the Company operates, its operations are subject to risks arising from fluctuations in exchange rates in those countries. The risks primarily relate to fluctuations in U.S. dollar, GBP, Chinese renminbi, Japanese yen, Singapore dollar and Euro, against the respective functional currencies of Tata Motors Limited and its subsidiaries.
The Company, as per its risk management policy, uses foreign exchange and other derivative instruments primarily to hedge foreign exchange and interest rate exposure. Furthermore, any movement in the functional currencies of the various operations of the Company against major foreign currencies may impact the Company’s revenues and expenditure relating to its international operations. Any weakening of the functional currency may impact the Company’s cost of imports and cost of borrowings and consequently may increase the cost of financing the Company’s capital expenditures.
The Company evaluates the impact of foreign exchange rate fluctuations by assessing its exposure to exchange rate risks.
The foreign exchange rate sensitivity is calculated for each currency by aggregation of the net foreign exchange rate exposure of each currency and a simultaneous parallel foreign exchange rates shift in the foreign exchange rates of each currency by 10% while keeping the other variables as constant.

The following analysis is based on the gross exposure as of the relevant balance sheet dates, which could affect the income statement. There is no exposure to the income statement on account of translation of financial statements of consolidated foreign entities. Furthermore, the exposure as indicated below is mitigated by some of the derivative contracts entered into by the Company as disclosed at clause (iv) below.
The following table sets forth information relating to foreign currency exposure (other than risk arising from derivatives disclosed at clause (iv) below) as at March 31, 2022:

	U.S. dollar		Euro		Chinese Renminbi		GBP		Canadian dollar		Others*		Total
	(In millions)
Financial assets	Rs.	168,327.4	Rs.	103,507.9	Rs.	39,109.4	Rs.	1,442.6	Rs.	11,908.4	Rs.	28,361.20	Rs.	352,656.9
Financial liabilities	Rs.	452,541.9	Rs.	421,914.3	Rs.	114,459.1	Rs.	5,198.1	Rs.	2,714.2	Rs.	24,536.50	Rs.	1,021,364.1

*	Others mainly include currencies such as the Russian rouble, Singapore dollars, Swiss franc, Australian dollars, South African rand, Thai baht, Japanese Yen and Korean won.
The table below outlines the effect change in foreign currencies exposure for the year ended March 31, 2022:

Change in assumption	Impact on Company’s net income before tax for financial assets	Impact on Company’s net income before tax for financial liabilities
Appreciation in foreign currencies by 10%	Increase by Rs. 35,265.7 million	Decrease by Rs. (102,136.4) million
Depreciation in foreign currencies by 10%	Decrease by Rs. (35,265.7) million	Increase by Rs. 102,136.4 million
The following table set forth information relating to foreign currency exposure (other than risk arising from derivatives disclosed at clause (iv) below) as at March 31, 2021:

	U.S. dollar	Euro	Chinese Renminbi		GBP		Canadian dollar		Others*	Total
	(In millions)
Financial assets	Rs.181,174.9	Rs.113,988.0	Rs.	34,468.8	Rs.	7,817.4	Rs.	4,761.5	Rs.26,522.2	Rs.	368,732.8
Financial liabilities	Rs.480,423.3	Rs.433,444.1	Rs.	120,331.7	Rs.	56,714.0	Rs.	13,253.5	Rs.28,956.2	Rs.	1,133,122.8

*	Others mainly include currencies such as the Russian rouble, Singapore dollars, Swiss franc, Australian dollars, South African rand, Thai baht, Japanese Yen and Korean won.
The table below outlines the effect change in foreign currencies exposure for the year ended March 31, 2021:

Change in assumption	Impact on Company’s net income before tax for financial assets	Impact on Company’s net income before tax for financial liabilities
Appreciation in foreign currencies by 10%	Increase by Rs. 36,873.3 million	Decrease by Rs. (113,312.3) million
Depreciation in foreign currencies by 10%	Decrease by Rs. (36,873.3) million	Increase by Rs. 113,312.3 million
The following table set forth information relating to foreign currency exposure (other than risk arising from derivatives disclosed at clause (iv) below) as at March 31, 2020:

	U.S. dollar	Euro	Chinese Renminbi	GBP	Japanese Yen	Others*	Total
	(In millions)
Financial assets	Rs.185,949.4	Rs.114,145.3	Rs.45,268.6	Rs.13,133.8	Rs.15,354.1	Rs.24,122.7	397,973.9
Financial liabilities	Rs.400,452.8	Rs.409,942.4	Rs.49,092.8	Rs.62,634.1	Rs.7,581.2	Rs.30,946.8	960,650.1

*	Others mainly include currencies such as the Russian rouble,Singapore dollars, Swiss franc, Australian dollars, South African rand, Singapore dollars, Thai baht and Korean won.

The table below outlines the effect change in foreign currencies exposure for the year ended March 31, 2020:

Change in assumption	Impact on Company’s net income before tax for financial assets	Impact on Company’s net income before tax for financial liabilities	Impact on Company’s other comprehensive income for financial liabilities
Appreciation in foreign currencies by 10%	Increase by Rs. 39,797.4 million	Decrease by Rs. (96,065.0) million	Decrease by Rs. (7,562.8) million
Depreciation in foreign currencies by 10%	Decrease by Rs. (39,797.4) million	Increase by Rs. 96,065.0 million	Increase by Rs. 7,562.8 million
(Note: The impact is indicated on the income/loss before tax basis).
(i) – (b) Interest rate risk
Interest rate risk is the risk that changes in market interest rates will lead to changes in fair value of financial instruments or changes in interest income, expense and cash flows of the Company.
The Company is subject to variable interest rates on some of its interest bearing liabilities. The Company’s interest rate exposure is mainly related to debt obligations. The Company also uses a mix of interest rate sensitive financial instruments to manage the liquidity and fund requirements for its day to day operations like short term non-convertible bonds and short term loans.
In its financing business, the Company enters into transactions with customers which primarily result in receivables at fixed rates. In order to manage this risk, the Company has a policy to match funding in terms of maturities and interest rates and also for certain part of the portfolio, the Company does not match funding with maturities, in order to take advantage of market opportunities.
The Company also enters into arrangements of securitization of receivables in order to reduce the impact of interest rate movements. Further, the Company also enters in to interest rate swap contracts with banks to manage its interest rate risk.
As at March 31, 2022, 2021 and 2020, financial liabilities of Rs. 516,114.0 million, Rs. 465,893.8 million and Rs. 450,211.5 million, respectively, were subject to variable interest rates. Increase/decrease of 100 basis points in interest rates at the balance sheet date would result in an impact (decrease/increase of net income ) of Rs. 5,161.1 million, Rs. 4,658.9 million and Rs. 4,502.1 million on income for the years ended March 31, 2022, 2021 and 2020, respectively.
The model assumes that interest rate changes are instantaneous parallel shifts in the yield curve. Although some assets and liabilities may have similar maturities or periods to re-pricing, these may not react correspondingly to changes in market interest rates. Also, the interest rates on some types of assets and liabilities may fluctuate with changes in market interest rates, while interest rates on other types of assets may change with a lag.
The risk estimates provided assume a parallel shift of 100 basis points interest rate across all yield curves. This calculation also assumes that the change occurs at the balance sheet date and has been calculated based on risk exposures outstanding as at that date. The period end balances are not necessarily representative of the average debt outstanding during the period.
This analysis assumes that all other variables, in particular foreign currency rates, remain constant.
The Company uses cross currency interest rate swaps to hedge some of its exposure to interest rate arising from variable rate foreign currency denominated debt. The Company also uses cross currency interest rate swaps to convert some of its foreign currency denominated fixed rate debt to floating rate debt.
(i) – (c) Equity Price risk
Equity Price Risk is related to the change in market reference price of the investments in equity securities.
The fair value of some of the Company’s investments in equity securities exposes the Company to equity price risks. In general, these securities are not held for trading purposes. These investments are subject to changes in the market price of securities. The fair value of quoted equity securities measured at FVOCI as at March 31, 2022, 2021 and 2020, was Rs.8,029.1 million, Rs.4,993.7 million and Rs.1,586.8 million, respectively. A 10% change in equity prices of quoted equity securities measured at FVOCI held as at March 31, 2022, 2021 and 2020, would result in a pre-tax impact of Rs.802.9 million, Rs.499.4 million and Rs.158.7 million on equity, respectively.
(ii)	Credit risk
Credit risk is the risk of financial loss arising from counterparty failure to repay or service debt according to the contractual terms or obligations. Credit risk encompasses both the direct risk of default and the risk of deterioration of creditworthiness as well as concentration risks.
Financial instruments that are subject to concentrations of credit risk, principally consist of investments in debt instruments, trade receivables, finance receivables, loans and advances and derivative financial instruments. The Company strives to promptly identify and reduce concerns about collection due to a deterioration in the financial conditions and others of its main counterparties by regularly monitoring their situation based on their financial condition.
None of the financial instruments of the Company result in material concentrations of credit risks.
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk was Rs. 1,219,374.6 million as at March 31, 2022 and Rs. 1,278,725.2 million as at March 31, 2021, being the total of the carrying amount of balances with banks, short term deposits with banks, trade receivables, finance receivables, margin money and other financial assets excluding equity investments.
Financial assets that are neither past due nor impaired
None of the Company’s cash equivalents, including time deposits with banks, are past due or impaired. Regarding trade receivables and other receivables, and other loans or receivables that are neither impaired nor past due, there were no indications as at March 31, 2022, and March 31,2021, that defaults in payment obligations will occur.
Credit quality of financial assets and impairment loss
The ageing of trade receivables and finance receivables as of balance sheet date is given below. The age analysis have been considered from the due date

	As at March 31,
	2022		2022		2022		2022	2022	2022		2021	2021	2021
Trade receivables	Gross		Allowance		Net		Gross	Allowance	Net		Gross	Allowance	Net
	(In millions)
Period (in months)
Not due	US$	1,358.4	US$	(6.7)	US$	1,351.7	Rs.102,955.3	Rs.(509.5)	Rs.102,445.8		Rs.102,967.2	Rs.(307.8)	Rs.102,659.4
Overdue up to 3 months		178.1		(4.6)		173.5	13,500.4	(347.4)	13,153.0		14,457.8	(291.1)	14,166.7
Overdue 3-6 months		27.2		(2.1)		25.1	2,067.2	(161.9)	1,905.3		2,466.9	(69.3)	2,397.6
Overdue more than 6 months		190.2		(98.9)		91.3	14,414.0	(7,496.9)	6,917.1	*	16,790.8	(9,223.7)	7,567.1	*

Total	US$	1,753.9	US$	(112.3)	US$	1,641.6	Rs.132,936.9	Rs.(8,515.7)	Rs.124,421.2		Rs.136,682.7	Rs.(9,891.9)	Rs.126,790.8

Trade receivables overdue more than six months include
Rs. 5,144.8 million
as at March 31, 2022 (Rs
.
5,389.1

million as at March 31, 2021) outstanding from state government organizations in India, which are considered recoverable.
The Company makes allowances for losses on its portfolio of finance receivable on the basis of expected future collection from receivables. The future collection are estimated on the basis of past collection trend which are adjusted for changes in current circumstances as well as expected changes in collection based on expectations with respect to certain macro economic factor like GDP growth, fuel price and inflation.

	As at March 31,
	2022		2022		2022		2022	2022	2022	2021	2021	2021
Finance receivables #	Gross		Allowance		Net		Gross	Allowance	Net	Gross	Allowance	Net
	(In millions)
Period (in months)
Not due*	US$	4,369.7	US$	(161.3)	US$	4,208.4	Rs.331,186.7	Rs.(12,223.3)	Rs.318,963.4	Rs.342,131.9	Rs.(9,383.1)	Rs.332,748.8
Overdue up to 3 months		72.1		(2.1)		70.0	5,463.0	(160.8)	5,302.2	8,711.0	(611.2)	8,099.8
Overdue more than 3 months		181.2		(75.1)		106.1	13,736.7	(5,690.2)	8,046.5	8,783.0	(2,482.5)	6,300.5

Total	US$	4,623.0	US$	(238.5)	US$	4,384.5	Rs.350,386.4	Rs.(18,074.3)	Rs.332,312.1	Rs.359,625.9	Rs.(12,476.8)	Rs.347,149.1

#	Finance receivables originated in India.
*	Allowance in the “Not due” category includes allowance against installments pertaining to impaired finance receivables which have not yet fallen due.
(iii)	Liquidity risk
Liquidity risk refers to the risk that the Company will encounter difficulty to meet its financial obligations. The objective of liquidity risk management is to maintain sufficient liquidity and ensure that funds are available for use as per requirements.
The Company has obtained fund and non-fund based working capital lines from various banks. Furthermore, the Company has access to funds from debt markets through commercial paper programs, non-convertible debentures, senior notes and other debt instruments. The Company invests its surplus funds in bank fixed deposit and liquid and liquid plus schemes of mutual funds, which carry no/low mark to market risks. The Company has also invested 15% of the amount of non-convertible debentures (issued by the Company) falling due for repayment in the next 12 months in bank deposits, to meet the regulatory norms of liquidity.
The Company also constantly monitors funding options available in the debt and capital markets with a view to maintaining financial flexibility.
The table below provides undiscounted contractual maturities of financial liabilities, including estimated interest payments as at March 31, 2022:

	Carrying amount		Due in 1 st Year		Due in 2 nd Year		Due in 3 rd to 5 th Year		Due after 5 th Year		Total contractual cash flows
			(In millions)
Financial liabilities
Accounts payable and acceptances	Rs.	747,252.3	Rs.	747,252.3	Rs.	—	Rs.	—	Rs.	—	Rs.	747,252.3	US$	9,859.2
Borrowings and interest thereon		1,414,130.2		436,646.7		316,506.7		586,104.1		199,563.7		1,538,821.2		20,303.1
Lease liabilities		67,719.8		13,161.3		11,483.4		24,914.0		59,728.7		109,287.4		1,441.9
Other financial liabilities		51,740.5		32,551.8		1,653.4		1,834.4		38,947.3		74,986.9		989.4
Derivative liabilities		78,589.6		50,876.4		27,754.6		28,315.5		149.4		107,095.9		1,413.0

Total	Rs.	2,359,432.4	Rs.	1,280,488.5	Rs.	357,398.1	Rs.	641,168.0	Rs.	298,389.1	Rs.	2,577,443.7	US$	34,006.6

Contractual maturities of borrowings includes cash flows relating to collateralized debt obligations. This represents the amount received against the transfer of finance receivables in securitization transactions and/or direct assignments, which do not qualify for derecognition. The liability of the Company in such cases is limited to the extent of credit enhancements provided. The contractual maturities of such collateralized debt obligations are as follows:

	Carrying amount		Due in 1 st Year	Due in 2 nd Year	Due in 3 rd to 5 th Year	Total contractual cash flows
	(In millions)
Collateralized debt obligations	Rs.	11,825.4	Rs.9,117.5	Rs.3,285.8	Rs.160.6	Rs.12,563.9	US$	165.8
The table below provides details regarding the contractual maturities of financial liabilities, including estimated interest payments as at March 31, 2021:

	Carrying amount		Due in 1 st Year		Due in 2 nd Year		Due in 3 rd to 5 th Year		Due after 5 th Year		Total contractual cash flows
	(In millions)
Financial liabilities
Accounts payable and acceptances	Rs.	818,342.7	Rs.	818,342.7	Rs.	—	Rs.	—	Rs.	—	Rs.	818,342.7
Borrowings and interest thereon		1,374,969.4		491,033.1		277,997.0		563,297.2		164,446.8		1,496,774.1
Lease Liabilities		62,260.6		13,073.6		10,919.1		24,466.9		48,123.8		96,583.4
Other financial liabilities		44,053.0		39,083.8		2,183.2		4,167.6		1,001.9		46,436.5
Derivative liabilities		44,796.1		25,983.1		11,937.8		12,299.3		—		50,220.2

Total	Rs.	2,344,421.8	Rs.	1,387,516.3	Rs.	303,037.1	Rs.	604,231.0	Rs.	213,572.5	Rs.	2,508,356.9

Contractual maturities of borrowings includes cash flows relating to collateralized debt obligations. This represents the amount received against the transfer of finance receivables in securitization transactions and/or direct assignments, which do not qualify for derecognition. The liability of the Company in such cases is limited to the extent of credit enhancements provided. The contractual maturities of such collateralized debt obligations are as follows:

	Carrying amount	Due in 1 st Year	Due in 2 nd Year	Due in 3 rd to 5 th Year	Total contractual cash flows
(In millions)
Collateralized debt obligations	Rs.29,736.5	Rs.19,264.7	Rs.10,302.5	Rs.3,550.5	Rs.33,117.7
(iv)	Derivative financial instruments and risk management
The Company has entered into variety of foreign currency, interest rates and commodity forward contracts and options to manage its exposure to fluctuations in foreign exchange rates, interest rates and commodity price risk. These financial exposures are managed in accordance with the Company’s risk management policies and procedures.
The Company also enters into interest rate swaps and cross currency interest rate swap agreements, mainly to manage exposure on its fixed rate or variable rate debt. The Company uses interest rate derivatives or currency swaps to hedge exposure to exchange rate fluctuations on principal and interest payments for borrowings denominated in foreign currencies.
Specific transactional risks include risks like liquidity and pricing risks, interest rate and exchange rate fluctuation risks, volatility risks, counterparty risks, settlement risks and gearing risks.
Fair value of derivative financial instruments are determined using valuation techniques based on information derived from observable market data.
The fair value of derivative financial instruments is as follows:

	As at March 31,
	2022		2022	2021
	(In millions)
Foreign currency forward exchange contracts and options	US$	(705.8)	Rs.(53,493.3)	Rs.18,957.2
Commodity Derivatives		159.6	12,098.5	133.2
Others including interest rate and currency swaps		28.6	2,166.0	(2,760.1)

Total	US$	(517.6)	Rs.(39,228.8)	Rs.16,330.3

The gain/loss in foreign currency derivatives which are not hedge accounted, recognized in “Foreign exchange (gain) / loss(net) in the income statement was
Rs. 2,773.2 million
(gain), Rs. 8,407.4 million (loss) and Rs. 5,995.3 million (gain) for the years ended March 31, 2022, 2021 and 2020 , respectively.
Following table provides sensitivity analysis in relation to derivative contracts:

	As at March 31,
	2022		2022		2021		2020
	(In millions)
10% depreciation of foreign currency:
Gain/(loss) in hedging reserve	US$	1,260.1	Rs.	95,506.1	Rs.	47,227.0	Rs.	54,467.4
Gain/(loss) in consolidated income statement	US$	(442.4)	Rs.	(33,529.9)	Rs.	(22,584.4)	Rs.	(8,848.9)
10% Appreciation of foreign currency:
Gain/(loss) in hedging reserve	US$	(1,469.3)	Rs.	(111,364.2)	Rs.	(54,535.1)	Rs.	(53,930.9)
Gain/(loss) in consolidated income statement	US$	640.9	Rs.	48,574.9	Rs.	29,797.7	Rs.	10,651.7

(v)	Commodity Price Risk
The Company is exposed to commodity price risk arising from the purchase of certain raw materials such as aluminium, copper, platinum and palladium. This risk is mitigated through the use of derivative contracts and fixed-price contracts with suppliers. The derivative contracts are not hedge accounted under IFRS 9 but are instead measured at fair value through profit or loss.
The gain/(loss) on commodity derivative contracts, recognized in the income statement was Rs. 13,705.7 million, Rs. 13,820.9 million and Rs. (6,881.8) million for the years ended March 31, 2022, 2021 and 2020, respectively
.
In respect of the Company’s commodity derivative contracts, a 10% depreciation/appreciation of all commodity prices underlying such contracts, would have resulted in an approximate gain/(loss) of (Rs.5,924.1 million)/Rs.5,924.1 million, (Rs.3,978.7 million)/Rs.3,978.7 million and (Rs. 4,583.2 million)/Rs. 4,583.2 million in the income statement for the years ended March 31, 2022, 2021 and 2020, respectively.
Exposure to gain/loss on derivative instruments offset to some extent the exposure to foreign currency risk, interest rate risk as disclosed above.
Note: The impact is indicated on the income/loss before consequential tax impact, if any basis).

Disclosure on Financials instruments designated as hedging instrument in cashflow hedge
The details of cash flow hedges entered by the Company to hedge interest rate risk arising on floating rate borrowings and by one of the Company’s subsidiaries to hedge the currency fluctuation of its functional currency (GBP) against foreign currencies to hedge future cash flows arising from revenue and cost of materials is as follows:
Outstanding contracts

	Average strike rate		Nominal amounts						Carrying value
	(in GBP)		(in millions)						(in millions)
	As at March 31,		As at March 31,						As at March 31,
	2022	2021	2022		2022		2021		2022		2022		2021
Foreign currency forwards
Cash flow hedges - USD
Sell - USD/ Buy - GBP
<1 year	0.7604	0.7596	US$	3,780.2	Rs.	286,513.9	Rs.	285,498.4	US$	6.2	Rs.	470.3	Rs.	13,752.9
Between 1-5 years	0.7361	0.7654		4,898.4		371,259.9		311,993.7		(101.5)		(7,696.4)		17,322.6

Cash flow hedges - Chinese Yuan
Sell - Chinese Yuan / Buy - GBP
<1 year	0.1094	0.1098		3,697.4		280,236.8		166,000.0		(308.1)		(23,349.9)		1,259.2
Between 1-5 years	0.1123	0.1088		4,619.2		350,103.6		63,340.3		(164.8)		(12,487.6)		1,073.4
Cash flow hedges - Euro
Buy - Euro / Sell - GBP
<1 year	0.8875	0.9069		3,794.0		287,560.3		271,605.5		(145.9)		(11,058.9)		(13,758.8)
Between 1-5 years	0.8860	0.9010		1,644.6		124,646.1		191,395.0		(6.2)		(467.3)		(8,191.9)
Cash flow hedges - USD
Buy - USD / Sell - INR
<1 year	71.1579	72.4030		140.8		10,671.5		7,914.2		8.8		663.8		(22.7)
Cash flow hedges - Other
<1 year	—	—		1,240.1		93,992.9		122,580.6		(22.2)		(1,679.8)		2,462.6
Between 1-5 years	—	—		1,141.4		86,513.3		85,284.3		(36.6)		(2,776.9)		748.5

Cash flow hedges of foreign exchange risk on recognized debt
Cross currency interest rate swaps
Buy - USD / Sell - GBP
Between 1-5 years	1.3000	1.3000		100.0		7,578.9		7,312.0		20.4		1,548.8		(489.7)
>5 years	0.7592	0.7592	US$	498.0		37,743.3		38,252.8	US$	1.2	Rs.	91.3	Rs.	753.0
Buy - Euro / Sell - GBP
>5 years	0.8912	0.8912		584.6		44,304.6		44,902.6		(50.5)		(3,829.7)		(1,380.6)
Buy - USD / Sell - INR
Between 1-5 years	71.86	71.44		109.4		8,293.2		18,957.5		0.2		14.7		(207.6)
>5 years	83.52	83.52	US$	537.5		40,736.5		39,299.7	US$	57.1		4,325.0		5,066.4

Total foreign currency derivative instruments			US$	26,785.6	Rs.	2,030,154.8	Rs.	1,654,336.7	US$	(741.9)	Rs.	(56,232.6)	Rs.	18,387.3

	Average strike rate		Nominal amounts				Carrying value
			(USD in million)				(in millions)
	as at March 31		as at March 31				as at March 31
	2022	2021	2022		2021		2022		2022		2021
Interest rate swaps linked to LIBOR
>5 years	2.86%	2.86%	US$	237.5	US$	237.5	US$	(2.7)	Rs.	(203.1)	Rs.	(1,529.3)
Total derivatives designated in hedge relationship							US$	(744.6)	Rs.	(56,435.7)	Rs.	16,858.0
Non derivatives designated in hedge relationship

	Average strike rate		Nominal amounts		Carrying value
			(GBP in millions)		(in millions)
	as at March 31		as at March 31		as at March 31
	2022	2021	2022	2021	2022		2022	2021
Net Investment Hedge - GBP	—	—	923.7	625.0	US$	—	Rs. —	Rs.—